Consolidated Statements of Direct Cash Flows - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows provided by Operating Activities
Receipts from the sale of goods and the rendering of services (including taxes)	$ 2,953,813,799	$ 2,321,999,131	$ 2,626,374,510
Payments for Operating Activities
Payments to suppliers for goods and services (including taxes)	(2,048,185,735)	(1,517,256,079)	(1,802,751,639)
Payments to and on behalf of employees	(216,192,088)	(189,758,823)	(203,681,853)
Other payments for operating activities (value-added taxes on purchases, sales and others)	(278,367,683)	(266,228,165)	(292,958,045)
Dividends received	1,441,355	1,176,079	411,041
Interest payments	(55,497,167)	(44,299,001)	(36,141,477)
Interest received	5,373,494	7,538,364	1,539,120
Income tax payments	(46,100,050)	(29,474,900)	(34,198,767)
Other cash movements (tax on bank debits Argentina and others)	(11,230,942)	(4,927,608)	(3,444,416)
Cash flows provided by (used in) Operating Activities	305,054,983	278,768,998	255,148,474
Cash flows provided by (used in) Investing Activities
Proceeds from sale of Property, plant and equipment	39,919	3,570	18,904
Purchase of Property, plant and equipment	(138,856,157)	(85,874,958)	(110,683,258)
Purchase of intangible assets	(5,171,139)	(207,889)	(448,307)
Payment on forward, term option and financial exchange agreements	(375,579)	(472,551)	(70,373)
Collection on forward, term, option and financial exchange agreements	678,274	2,122,954	1,135,034
Purchase of other current financial assets	(54,567,998)	(139,449,884)
Net cash flows used in Investing Activities	(198,252,680)	(223,878,758)	(110,048,000)
Cash Flows generated from (used in) Financing Activities
Charges for changes in share ownership of subsidiaries	3,000,000
Proceeds (payments) from short term loans		27,633,156	50,297,337
Loan payments	(797,428)	(25,197,737)	(74,332,889)
Lease liability payments	(4,008,924)	(3,974,086)	(2,989,457)
Dividend payments by the reporting entity	(106,347,165)	(99,985,500)	(86,265,896)
Placement and payment of public debt	(7,165,997)	214,565,128	(13,821,732)
Net cash flows (used in) generated by Financing Activities	(115,319,514)	113,040,961	(127,112,637)
Net increase in cash and cash equivalents before exchange differences	(8,517,211)	167,931,201	17,987,837
Effects of exchange differences on cash and cash equivalents	9,501,803	(13,574,854)	4,048,168
Effects of inflation in cash and cash equivalents in Argentina	(6,203,271)	(2,393,634)	(2,006,632)
Net increase (decrease) in cash and cash equivalents	(5,218,679)	151,962,713	20,029,373
Cash and cash equivalents - beginning of period	309,530,699	157,567,986	137,538,613
Cash and cash equivalents - end of period	$ 304,312,020	$ 309,530,699	$ 157,567,986